Adoption of New and Revised Standards	6 Months Ended
Jun. 30, 2025
Adoption of New and Revised Standards [Abstract]
Adoption of new and revised Standards
2.	Adoption of new and revised Standards

New and amended IFRS Accounting Standards that are effective for the current year

The following standards and amendments have been adopted by the Group for the first time for the financial year beginning on January 1, 2025:

Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	1 January 2025

The adoption of amendment does not have material impact on the unaudited   consolidated financial statements of the Group.

The following new standards and amendments to standards have not come into effect for the financial year beginning January 1, 2025, and have not been early adopted by the Group in preparing these consolidated financial statements. None of these new standards and amendments to standards is expected to have a material effect on the   unaudited consolidated financial statements of the Group.

Title	Effective date
Amendments to IFRS 18 Presentation and Disclosure in Financial Statements	1 January 2027
Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosure: Classification and Measurement of Financial Instruments	1 January 2026
Annual Improvements to IFRS – Volume 11	1 January 2026